Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net Income Loss [Abstract]
Net income	$ 11,355	$ 29,985	$ 22,234	$ 48,346
Earnings attributable to:
Common unit holders	$ 10,555	$ 28,852	$ 20,644	$ 46,313
Earnings per unit (basic and diluted) to common unit holders:	$ 0.13	$ 0.37	$ 0.25	$ 0.61
Earnings per unit - distributed (basic and diluted) to common unit holders:	0.44	0.44	0.9	0.9
Loss per unit - undistributed (basic and diluted) to common unit holders:	$ (0.31)	$ (0.07)	$ (0.65)	$ (0.29)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	83,079,710	77,359,163	81,783,895	75,803,362